Note 11 - Derivatives and Fair Value Disclosures (Details) - Valuation of Assets Measured at Fair Value On a Non-recurring Basis (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 11 - Derivatives and Fair Value Disclosures (Details) - Valuation of Assets Measured at Fair Value On a Non-recurring Basis [Line Items]
Fair value of assets measured on a non-recurring basis	$ 1,977,051	$ 0
Impairment loss on assets measured at fair value on a non-recurring basis	(6,168,747)
Long-lived Assets Held and Used [Member] | Fair Value, Inputs, Level 2 [Member]
Note 11 - Derivatives and Fair Value Disclosures (Details) - Valuation of Assets Measured at Fair Value On a Non-recurring Basis [Line Items]
Fair value of assets measured on a non-recurring basis	1,977,051
Long-lived Assets Held and Used [Member]
Note 11 - Derivatives and Fair Value Disclosures (Details) - Valuation of Assets Measured at Fair Value On a Non-recurring Basis [Line Items]
Fair value of assets measured on a non-recurring basis	1,977,051
Impairment loss on assets measured at fair value on a non-recurring basis	(6,168,747)
Fair Value, Inputs, Level 2 [Member]
Note 11 - Derivatives and Fair Value Disclosures (Details) - Valuation of Assets Measured at Fair Value On a Non-recurring Basis [Line Items]
Fair value of assets measured on a non-recurring basis	$ 1,977,051